Annuity Reserves and Deposit-Type Liabilities (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
General Account [Member] | Account Value [Member]
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value
Universal life	2,649	2,816
Other permanent cash value life insurance
Miscellaneous reserves
Not subject to discretionary withdrawal or no cash values:
Term policies with cash value
Accidental death benefits
Disability - active lives
Disability - disabled lives
Gross reserves before reinsurance	2,649	2,816
Ceded reinsurance	2,649	2,816
General Account [Member] | Cash Value [Member]
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	38	48
Universal life	2,649	2,816
Other permanent cash value life insurance	11,474	11,812
Miscellaneous reserves	36	35
Not subject to discretionary withdrawal or no cash values:
Gross reserves before reinsurance	14,197	14,711
Ceded reinsurance	14,197	14,711
General Account [Member] | Reserve [Member]
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	68	85
Universal life	2,704	2,878
Other permanent cash value life insurance	12,353	12,712
Miscellaneous reserves	34	35
Not subject to discretionary withdrawal or no cash values:
Term policies with cash value	4,465	4,954
Accidental death benefits	7	7
Disability - active lives	3	3
Disability - disabled lives	113	122
Miscellaneous reserves	64	72
Gross reserves before reinsurance	19,811	20,868
Ceded reinsurance	19,811	20,868
Separate Account Guaranteed and Non Guaranteed [Member] | Account Value [Member]
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value
Universal life
Other permanent cash value life insurance
Miscellaneous reserves
Not subject to discretionary withdrawal or no cash values:
Term policies with cash value
Accidental death benefits
Disability - active lives
Disability - disabled lives
Miscellaneous reserves
Gross reserves before reinsurance
Ceded reinsurance
Separate Account Guaranteed and Non Guaranteed [Member] | Cash Value [Member]
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value
Universal life
Other permanent cash value life insurance
Miscellaneous reserves
Not subject to discretionary withdrawal or no cash values:
Term policies with cash value
Accidental death benefits
Disability - active lives
Disability - disabled lives
Miscellaneous reserves
Gross reserves before reinsurance
Ceded reinsurance
Separate Account Guaranteed and Non Guaranteed [Member] | Reserve [Member]
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value
Universal life
Other permanent cash value life insurance
Miscellaneous reserves
Not subject to discretionary withdrawal or no cash values:
Term policies with cash value
Accidental death benefits
Disability - active lives
Disability - disabled lives
Miscellaneous reserves
Gross reserves before reinsurance
Ceded reinsurance